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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



        Report for the Calendar Year or Quarter Ended SEPTEMBER 30, 2005

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

SHAY ASSETS MANAGEMENT, INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

230 WEST MONROE STREET    SUITE 2810    CHICAGO             IL             60606
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-7232

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

RODGER SHAY, JR.                  PRESIDENT                       (312) 214-7432
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                       /s/ RODGER SHAY, JR.
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                       CHICAGO, IL    NOVEMBER 14, 2005
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           NONE
                                         ------------

Form 13F Information Table Entry Total:        63
                                         ------------

Form 13F Information Table Value Total:  $ 245,733
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

ABBOTT LABORATORIES    COMMON         002824100     5,088    120,000                  SOLE                     X
ALCOA, INC.            COMMON         013817101     1,612     66,000                  SOLE                     X
ALLSTATE FINANCIAL     COMMON         020002101     1,659     30,000                  SOLE                     X
ALTRIA GROUP, INC.     COMMON         02209S103     1,695     23,000                  SOLE                     X
AMERICAN EXPRESS CO.   COMMON         025816109     4,997     87,000                  SOLE                     X
AMERICAN INT'L GROUP   COMMON         026874107     7,168    115,680                  SOLE                     X
ANHEUSER-BUSCH COS.    COMMON         035229103     4,734    110,000                  SOLE                     X
APACHE CORP.           COMMON         037411105     3,310     44,000                  SOLE                     X
AUTOMATIC DATA
  PROCESSING           COMMON         053015103     5,165    120,000                  SOLE                     X
BALL CORPORATION       COMMON         058498106     1,690     46,000                  SOLE                     X
BAXTER INTERNATIONAL   COMMON         071813109     1,395     35,000                  SOLE                     X
BERKSHIRE  HATHAWAY
  INC.                 CLASS A        084670108     6,150         75                  SOLE                     X
CEMEX SA               ADR            151290889     2,493     47,664                  SOLE                     X
CHEVRONTEXACO CORP.    COMMON         166764100     5,826     90,000                  SOLE                     X
CISCO SYSTEMS          COMMON         17275R102     5,020    280,000                  SOLE                     X
CITIGROUP, INC.        COMMON         172967101     7,463    163,956                  SOLE                     X
COCA COLA CO           COMMON         191216100     4,751    110,000                  SOLE                     X

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW
  CL A SPL             CLASS A SPL    20030N200     3,022    105,000                  SOLE                     X
DELL INC.              COMMON         24702R101     4,788    140,000                  SOLE                     X
DOW CHEMICAL COMPANY   COMMON         260543103     2,125     51,000                  SOLE                     X
ELI LILLY AND CO.      COMMON         532457108       214      4,000                  SOLE                     X
EXELON CORP.           COMMON         30161N101     2,138     40,000                  SOLE                     X
EXXON MOBIL CORP.      COMMON         30231G102    11,630    183,028                  SOLE                     X
FEDEX CORP.            COMMON         31428X106     5,315     61,000                  SOLE                     X
FIRST DATA CORP.       COMMON         319963104     4,800    120,000                  SOLE                     X
FPL GROUP, INC.        COMMON         302571104     1,885     39,600                  SOLE                     X
GANNETT INC.           COMMON         364730101     4,653     67,600                  SOLE                     X
GENERAL DYNAMICS CORP  COMMON         369550108     2,212     18,500                  SOLE                     X
GENERAL ELECTRIC CO.   COMMON         369604103     6,397    190,000                  SOLE                     X
HARLEY-DAVIDSON, INC.  COMMON         412822108     4,844    100,000                  SOLE                     X
HOME DEPOT, INC.       COMMON         437076102     5,721    150,000                  SOLE                     X
I B M CORP.            COMMON         459200101     3,530     44,000                  SOLE                     X
ILLINOIS TOOL WORKS,
  INC.                 COMMON         452308109     5,022     61,000                  SOLE                     X
INGERSOLL-RAND CO.     COMMON         G4776G101     3,097     81,000                  SOLE                     X
ITT INDUSTRIES INC     COMMON         450911102     3,522     31,000                  SOLE                     X

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
J.P. MORGAN CHAS
  & CO.                COMMON         46625H100     3,257     96,000                  SOLE                     X
JOHNSON & JOHNSON      COMMON         478160104     6,328    100,000                  SOLE                     X
LEHMAN BRO HOLDINGS
  INC.                 COMMON         524908100     2,982     25,600                  SOLE                     X
MERRILL LYNCH          COMMON         590188108     5,522     90,000                  SOLE                     X
MICROSOFT CORP.        COMMON         594918104     7,719    300,000                  SOLE                     X
MORGAN ST DEAN WITTER  COMMON         617446448     2,158     40,000                  SOLE                     X
NOKIA CORP. - ADR      ADR            654902204     2,283    135,000                  SOLE                     X
NORTH FORK BANCORP     COMMON         659424105     1,609     63,084                  SOLE                     X
OMNICOM GROUP          COMMON         681919106     5,436     65,000                  SOLE                     X
ORACLE CORPORATION     COMMON         68389X105     1,301    105,000                  SOLE                     X
PEPSICO INC.           COMMON         713448108     6,748    119,000                  SOLE                     X
PFIZER, INC.           COMMON         717081103     4,994    200,000                  SOLE                     X
PPL CORPORATION        COMMON         69351T106     2,101     65,000                  SOLE                     X
PRAXAIR, INC.          COMMON         74005P104     3,350     66,900                  SOLE                     X
PROCTER & GAMBLE CO.   COMMON         742718109     7,135    120,000                  SOLE                     X
SBC COMM, INC.         COMMON         78387G103     2,157     90,000                  SOLE                     X
STATE STREET CORP.     COMMON         857477103     4,892    100,000                  SOLE                     X
SYSCO CORPORATION      COMMON         871829107     4,706    150,000                  SOLE                     X

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
TELEFONOS DE MEXICO -
  ADR                  ADR            879403780     1,702     80,000                  SOLE                     X
TJX COS., INC.         COMMON         872540109     1,024     50,000                  SOLE                     X
VERIZON
  COMMUNICATIONS       COMMON         92343V104     2,288     70,000                  SOLE                     X
WACHOVIA CORP.         COMMON         929903102     1,542     32,400                  SOLE                     X
WAL MART STORES INC.   COMMON         931142103     6,573    150,000                  SOLE                     X
WELLS FARGO CO.        COMMON         949746101     2,489     42,500                  SOLE                     X
WEYERHAEUSER CO.       COMMON         962166104     1,609     23,400                  SOLE                     X
WRIGLEY (WM.) JR. CO.  COMMON         982526105     4,672     65,000                  SOLE                     X
WYETH                  COMMON         983024100     1,157     25,000                  SOLE                     X
XTO ENERGY INC.        COMMON         98385X106     2,870     63,333                  SOLE                     X
         TOTAL                                    245,733
